Taxes	12 Months Ended
Dec. 31, 2025
Taxes
Taxes

13. Taxes

The following table reconciles Vermilion’s deferred tax asset and liability:

	As at
	Dec 31, 2025	Dec 31, 2024
Deferred tax assets:
Non-capital losses	97,293	516,947
Derivative contracts	—	20,685
Other	56	(30)
Stock based compensation	—	7,018
Asset retirement obligations	24,441	90,941
Capital assets	(102,788)	(448,180)
Unrealized foreign exchange	—	10,333
Deferred tax assets	19,002	197,714
Deferred tax liabilities:
Derivative contracts	9,723	—
Asset retirement obligations	157,823	112,790
Capital assets	408,759	252,425
Stock based compensation	(6,848)	—
Other	7,785	230
Non-capital losses	(260,271)	(649)
Deferred tax liabilities	316,971	364,796

Income tax expense differs from the amount that would have been expected if the reported earnings had been subject only to the statutory Canadian income tax rate as follows:

	Year Ended
	Dec 31, 2025	Dec 31, 2024
Loss before income taxes	(668,093)	(6,586)
Canadian corporate tax rate	23.91%	24.41%
Expected tax recovery	(159,741)	(1,608)
(Decrease) increase in taxes resulting from:
Petroleum resource rent tax (PRRT) rate differential (1)	(43,157)	5,468
Foreign tax rate differentials (2) (3)	(20,567)	19,657
Equity based compensation expense	(640)	(3,542)
Amended returns and changes to estimated tax pools and tax positions	(5,488)	4,597
Statutory rate changes and the estimated reversal rates on temporary differences (3)	(1,974)	—
Derecognition of deferred tax assets	172,252	29,433
Windfall tax recovery (3)	—	(9,074)
Other non-deductible items	44,823	(4,778)
Provision for income tax (recovery) expense	(14,492)	40,153
(1)	In Australia, current taxes include both corporate income tax rates and PRRT. For both 2025 and 2024, corporate income tax rates were applied at a rate of 30% and PRRT was applied at a rate of 40%.
(2)	The applicable tax rates for 2025 were: 25.8% in France, 50.0% in the Netherlands, 31.2% in Germany, 25.0% in Ireland, 18.0% in Croatia and 21.0% in the United States (2024: 25.8% in France, 50.0% in the Netherlands, 31.1% in Germany, 25.0% in Ireland, 18.0% in Croatia and 21.0% in the United States).
(3)	On October 6, 2022 the Council of the European Union adopted a regulation that implemented a temporary windfall tax on the profits of oil and gas producers resident in the European Union. This windfall tax was referred to as a temporary solidarity contribution and was calculated on the amount by which the taxable profits for the elected years exceeded the greater of zero and 120% of the average taxable profits for the 2018 to 2021 period. The regulation required Member States to implement the temporary solidarity contribution at a minimum rate of 33% while providing Member States with the option to apply the temporary solidarity contribution to fiscal years beginning on or after January 1, 2022, January 1, 2023, or both. The temporary solidarity contribution does not apply to 2024 or later years and is considered a tax pursuant to IAS 12 “Income Taxes”.

At December 31, 2025, Vermilion had $2.4 billion (December 31, 2024 - $2.9 billion) of unused tax losses of which $1.1 billion (December 31, 2024 - $1.3 billion) relates to Vermilion’s Canada segment and expire between 2035 and 2046. The majority of the remaining unused tax losses relate to Vermilion’s Ireland segment and do not expire.

At December 31, 2025, Vermilion derecognized $172.3 million (December 31, 2024 - derecognized $29.4 million) of deferred income tax assets relating to the Canada, USA, Ireland, France and Australia segments as there is uncertainty as to the Company’s ability to fully utilize such losses based on the forecasted commodity prices in effect as at December 31, 2025.

The aggregate amount of temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized as at December 31, 2025 is approximately $1.1 billion (December 31, 2024 – approximately $1.3 billion).

In December 2021, the Organization for Economic Co-operation and Development (“OECD”) issued model rules for a new global minimum tax framework (“Pillar Two”). The objective of Pillar Two is to ensure that large multinational enterprises are subjected to a minimum 15% effective tax rate in each jurisdiction in which they operate.

All of the countries where Vermilion operates have enacted tax legislation to comply with Pillar Two with effect from January 1, 2024. For the year ended December 31, 2025 and December 31, 2024, the Company recorded $6.5 million of income tax expense relating to Pillar Two.

In May 2023, the IASB issued amendments to IAS 12, “Income Taxes” (“IAS 12”) to address the impacts and additional disclosure requirements related to Pillar Two. Vermilion has applied the mandatory exception required by IAS 12 and accordingly has not accounted for any related deferred income tax assets or liabilities.